CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (143,162)	$ (169,333)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	13,613	23,798
Non-cash lease expense	610	1,292
Foreign exchange remeasurement (gain) loss	(147)	2,768
Impairment of fixed assets	60,088	0
Impairment of right-of-use assets	7,724	0
Change in fair value of contingent consideration	(41)	(691)
Depreciation	3,720	3,888
Accretion on invested securities	(4,716)	(979)
Non-cash interest expense	762	596
Change in fair value of derivative instrument	528	(810)
Loss on disposals of property and equipment	338	240
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,082)	(2,168)
Other long-term assets	275	(2,076)
Accounts payable	(652)	683
Operating lease liabilities	(1,198)	(225)
Long term liabilities	(12)	0
Accrued restructuring costs	(2,246)	0
Accrued expenses and other current liabilities	(3,050)	(171)
Net cash used in operating activities	(68,648)	(143,188)
Cash flows from investing activities:
Purchase of marketable securities	(250,517)	(556,510)
Maturities of marketable securities	298,300	711,000
Purchases of property, plant and equipment	(20,605)	(71,577)
Purchase of derivative financial instrument	0	(1,174)
Net cash provided by investing activities	27,178	81,739
Cash flows from financing activities:
Principal payments on loan	(587)	0
Proceeds from exercise of stock options	0	1,172
Proceeds from note payable	8,669	64,512
Net cash provided by financing activities	8,082	65,684
Net (decrease) increase in cash, cash equivalents and restricted cash	(33,388)	4,235
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(182)	(707)
Cash, cash equivalents and restricted cash—beginning of period	43,716	38,090
Cash, cash equivalents and restricted cash—end of period	10,146	41,618
Supplemental disclosure of cash flow information:
Cash paid for interest, net of amounts capitalized	4,908	554
Supplemental disclosure of noncash information:
Purchases of property, plant and equipment in accounts payable and accrued expenses and other current liabilities	$ 67	$ 15,033